UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X MSCI Colombia ETF

Ticker: COLOFootnote Reference1

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X MSCI Colombia ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/colo/. You can also request this information by contacting us at 1-888-493-8631.

1 Effective June 20, 2025, the Fund's ticker changed from GXG to COLO.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Colombia ETF	$82	0.62%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Colombia Select 25/50 Index (“Secondary Index”). The Fund is passively managed and generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to represent the performance of the broad Colombia equity universe, as defined by MSCI, Inc. ("MSCI"), the provider of the Secondary Index. The broad Colombia equity universe includes securities that are classified in Colombia according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Colombia and carry out the majority of their operations in Colombia. The Secondary Index also applies minimum liquidity thresholds as criteria for company inclusion.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 64.05%, while the Secondary Index increased 64.02%. The Fund had a net asset value of $23.10 per share on October 31, 2024 and ended the reporting period with a net asset value of $35.26 per share on October 31, 2025.

The Fund recorded positive performance over the reporting period as Colombia’s macro backdrop improved. Inflation cooled and steadied through mid‑2025 while the central bank cut the policy rate in April, helping stabilize borrowing costs and supporting sentiment toward rate‑sensitive areas such as financials. Domestic activity increased, with gross domestic product rising and unemployment easing, underpinning earnings for domestically focused holdings. Currency strength amplified U.S.‑dollar returns as the Colombian peso appreciated significantly against the dollar in 2025. Energy exposure also contributed to positive performance, supported by reserve additions and an active 2025 investment program at Colombia’s national oil company, which bolstered expectations for production and cash generation. These factors outweighed mid‑year policy debate over suspending the fiscal rule — which was designed to limit government debt — and subsequent sovereign downgrades, which briefly lifted risk premiums and added volatility.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X MSCI Colombia ETF - $15,480
MSCI Emerging Markets Index (USD) (NR)*
- $20,971
MSCI All Colombia Select 25/50 Index
(USD) (NR)^ * - $16,108
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X MSCI Colombia ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	MSCI All Colombia Select 25/50 Index (USD) (NR)Footnote Reference^Footnote Reference*
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,655	$10,927	$10,696
Oct/17	$11,213	$13,817	$11,337
Oct/18	$10,367	$12,088	$10,552
Oct/19	$11,928	$13,521	$12,199
Oct/20	$7,525	$14,636	$7,676
Oct/21	$10,232	$17,119	$10,491
Oct/22	$7,020	$11,807	$7,252
Oct/23	$7,659	$13,083	$7,936
Oct/24	$9,436	$16,394	$9,821
Oct/25	$15,480	$20,971	$16,108

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/colo/ for current month-end performance.

Footnote	Description
Footnote^	Performance through August 30, 2016 reflects the performance of the MSCI All Colombia Capped Index. Performance thereafter reflects the performance of the MSCI All Colombia Select 25/50 Index.
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI Colombia ETF	64.05%	15.52%	4.47%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	27.91%	7.46%	7.69%
MSCI All Colombia Select 25/50 Index (USD) (NR)Footnote Reference^Footnote Reference*	64.02%	15.98%	4.88%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$108,592,163	30	$472,970	43.75%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	2.4%
Consumer Discretionary	2.7%
Industrials	3.0%
Real Estate	3.8%
Materials	12.3%
Energy	13.1%
Utilities	22.3%
Financials	42.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Grupo Cibest - Preferred Stock	15.3%
Interconexion Electrica ESP	8.3%
Grupo Cibest - Common Stock	8.1%
Ecopetrol	6.5%
Grupo Aval Acciones y Valores	4.8%
Grupo Energia Bogota ESP	4.4%
Banco Davivienda	4.2%
Cementos Argos	4.1%
Aris Mining	3.9%
Patrimonio Autonomo Estrategias Inmobiliarias	3.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/colo/

Global X Funds

Global X MSCI Colombia ETF: COLO

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-COLO-2025

Global X Funds

Global X MSCI China Consumer Discretionary ETF

Ticker: CHIQ

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X MSCI China Consumer Discretionary ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/chiq. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI China Consumer Discretionary ETF	$70	0.65%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Consumer Discretionary 10/50 Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the performance of companies in the MSCI China Index that are classified in the Consumer Discretionary sector, as defined by MSCI, Inc., the Secondary Index provider.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 14.55%, while the Secondary Index increased 15.26%. The Fund had a net asset value of $20.67 per share on October 31, 2024 and ended the reporting period with a net asset value of $23.09 per share on October 31, 2025.

The Fund's performance was positive over the reporting period. A series of government measures to boost household spending, especially the expansion of appliance and electronics trade‑in subsidies announced in January 2025, supported consumer‑oriented areas, including automotives and home goods. Consumption trends improved through mid‑year, with retail sales up 5.00% year on year in the first half of 2025, aiding e‑commerce and retail activity. Holiday promotions and state‑backed incentives also led to increased demand during major shopping events late in 2024. However, persistent property‑sector stress and falling resale home prices into September 2025 led to cautious consumer spending on larger scale items. Additional policy signals at the end of the period, including the government’s issuance of a new financing tool worth 500 billion yuan to support national projects, helped stabilize investor sentiment, leading to the Fund’s slightly positive overall performance.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X MSCI China Consumer Discretionary ETF - $19,855
MSCI Emerging Markets Index (USD) (NR)* - $20,971
MSCI China Consumer Discretionary 10/50 Index (USD) (NR)^ * - $21,083
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X MSCI China Consumer Discretionary ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	MSCI China Consumer Discretionary 10/50 Index (USD) (NR)Footnote Reference^Footnote Reference*
Oct/15	$10,000	$10,000	$10,000
Oct/16	$9,143	$10,927	$9,218
Oct/17	$13,522	$13,817	$13,716
Oct/18	$10,588	$12,088	$10,814
Oct/19	$14,209	$13,521	$14,614
Oct/20	$23,869	$14,636	$24,700
Oct/21	$24,281	$17,119	$25,160
Oct/22	$11,831	$11,807	$12,320
Oct/23	$14,445	$13,083	$15,139
Oct/24	$17,334	$16,394	$18,291
Oct/25	$19,855	$20,971	$21,083

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/chiq for current month-end performance.

Footnote	Description
Footnote^	Performance through December 5, 2018 reflects the performance of the Solactive China Consumer Total Return Index and the MSCI China Consumer Discretionary 10/50 Index thereafter.
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI China Consumer Discretionary ETF	14.55%	-3.62%	7.10%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	27.91%	7.46%	7.69%
MSCI China Consumer Discretionary 10/50 Index (USD) (NR)Footnote Reference^Footnote Reference*	15.26%	-3.12%	7.74%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$234,856,162	67	$1,513,614	23.57%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Repurchase Agreements	2.0%
Consumer Discretionary	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alibaba Group Holding	11.6%
PDD Holdings ADR	10.0%
Meituan, Cl B	7.0%
BYD, Cl H	6.3%
JD.com, Cl A	5.6%
Trip.com Group	4.8%
NIO, Cl A	3.1%
XPeng, Cl A	2.9%
Geely Automobile Holdings	2.8%
Yum China Holdings	2.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/chiq

Global X Funds

Global X MSCI China Consumer Discretionary ETF: CHIQ

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-CHIQ-2025

Global X Funds

Global X MSCI Norway ETF

Ticker: NORW

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X MSCI Norway ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/norw/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Norway ETF	$55	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Norway IMI 25/50 Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to reflect broad based equity market performance in Norway as defined by MSCI, Inc. (“MSCI”), the provider of the Secondary Index. The broad Norway equity universe includes securities that are classified in Norway according to the MSCI Global Investable Market Index Methodology.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 21.00%, while the Secondary Index increased 21.67%. The Fund had a net asset value of $25.02 per share on October 31, 2024 and ended the reporting period with a net asset value of $28.91 per share on October 31, 2025.

The Fund posted a gain over the period, supported by favorable domestic policy and energy-sector dynamics. Norges Bank began easing financial conditions with policy rate cuts to 4.25% in June and 4.00% in September, which typically bolsters equity valuations and risk appetite. Energy exposures benefited from episodes of tighter European gas supply and solid operator updates. Macro signals were broadly supportive, with the IMF noting resilient activity and a projected pickup in mainland growth to 1.50% in 2025 as inflation trends lower, reinforcing the case for gradual policy normalization. Currency dynamics also helped late in the period as the Krone strengthened from August alongside slightly better-than-expected data, a backdrop that can support USD-based returns for Norwegian assets. Although oil prices softened toward the end of the period amid signals of increased OPEC+ supply, these headwinds were outweighed by supportive domestic policy, stable production, and firm gas-market conditions, leaving the portfolio with a net advance.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X MSCI Norway ETF** - $19,100
MSCI EAFE Index (USD) (NR)* † - $20,578
MSCI Norway IMI 25/50 Index (USD) (NR)† ‡ - $19,785
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X MSCI Norway ETFFootnote Reference**	MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI Norway IMI 25/50 Index (USD) (NR)Footnote Reference†Footnote Reference‡
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,686	$9,677	$10,727
Oct/17	$13,414	$11,945	$13,482
Oct/18	$14,281	$11,127	$14,407
Oct/19	$12,886	$12,355	$13,033
Oct/20	$10,783	$11,507	$10,931
Oct/21	$17,732	$15,441	$18,062
Oct/22	$13,880	$11,889	$14,154
Oct/23	$14,002	$13,602	$14,338
Oct/24	$15,786	$16,725	$16,261
Oct/25	$19,100	$20,578	$19,785

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/norw/ for current month-end performance.

Footnote	Description
Footnote**	Performance for periods prior to November 1, 2021 reflects the historical performance of a predecessor fund, the Global X MSCI Norway ETF, which was reorganized into the Fund, previously named the Global X FTSE Nordic Region ETF, on October 29, 2021. As a result of the reorganization, the Fund assumed the performance and accounting history of the predecessor Fund and was renamed the Global X MSCI Norway ETF.
Footnote*	EAFE – Europe, Australasia, and the Far East
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote‡	IMI - Investable Market Index

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI Norway ETFFootnote Reference**	21.00%	12.11%	6.69%
MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	23.03%	12.33%	7.48%
MSCI Norway IMI 25/50 Index (USD) (NR)Footnote Reference†Footnote Reference‡	21.67%	12.60%	7.06%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$53,365,705	56	$258,203	8.98%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Norway
89.8%
Brazil
3.4%
United Kingdom
2.5%
Faroe Islands
1.3%
South Africa
0.7%
Singapore
0.7%
Sweden
0.7%
Denmark
0.6%

Value	Value
Denmark	0.6%
Sweden	0.7%
Singapore	0.7%
South Africa	0.7%
Faroe Islands	1.3%
United Kingdom	2.5%
Brazil	3.4%
Norway	89.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
DNB Bank	12.7%
Equinor	10.9%
Kongsberg Gruppen	6.3%
Mowi	5.7%
Telenor	5.1%
Norsk Hydro	4.8%
Aker BP	4.6%
Orkla	4.0%
Storebrand	3.6%
Yara International	3.4%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/norw/

Global X Funds

Global X MSCI Norway ETF: NORW

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-NORW-2025

Global X Funds

Global X FTSE Southeast Asia ETF

Ticker: ASEA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X FTSE Southeast Asia ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/asea. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X FTSE Southeast Asia ETF	$68	0.65%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/ASEAN 40 Index (“Secondary Index”).

The Secondary Index tracks the performance of the 40 largest companies in five of the Association of Southeast Asian Nations region’s markets: Indonesia, Philippines, Singapore, Malaysia and Thailand, as determined by FTSE International Limited ("FTSE"), the provider of the Secondary Index. To be eligible for inclusion in the Secondary Index, a company must be a member of the FTSE All World Country Index for Singapore, Malaysia, Thailand, Indonesia or the Philippines.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 10.58%, while the Secondary Index increased 11.45%. The Fund had a net asset value of $16.63 per share on October 31, 2024 and ended the reporting period with a net asset value of $17.73 per share on October 31, 2025.

The Fund demonstrated a positive performance during the reporting period as policy easing and macro developments across key ASEAN markets were a tailwind. Financials, which comprise the largest sector exposure within the Fund, remained a primary driver of returns, supported by stable credit demand and improving asset quality in key markets. In Singapore, the central bank twice reduced its exchange-rate policy band in 2025 to cushion softer growth and inflation, aiding rate‑sensitive sectors and exporters. The Philippines also cut reserve requirements and had successive policy rate reductions, supporting domestic demand and the financial sector. In Indonesia, initial rate cuts buoyed sentiment, but late‑period weakness in the Indonesian rupiah tightened financial conditions and weighed on equity returns. Thailand’s slower growth and tariff‑related pressures led to additional central‑bank easing, though slowed tourism and consumption trends continued to restrain equity performance. In Malaysia, targeted fuel‑subsidy reforms alongside a mid‑year rate cut helped contain inflation and support spending, offsetting some external trade uncertainty. Overall, accommodative regional policies and easing price pressures aided performance while currency swings and tariff risks capped gains.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X FTSE Southeast Asia ETF - $18,695
MSCI Emerging Markets Index (USD) (NR)* - $20,971
FTSE/ASEAN 40 Index (USD) (NR)* † ‡ - $20,081
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X FTSE Southeast Asia ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	FTSE/ASEAN 40 Index (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,875	$10,927	$10,959
Oct/17	$12,961	$13,817	$13,157
Oct/18	$12,683	$12,088	$12,956
Oct/19	$13,816	$13,521	$14,224
Oct/20	$10,388	$14,636	$10,757
Oct/21	$13,706	$17,119	$14,302
Oct/22	$13,277	$11,807	$13,954
Oct/23	$13,725	$13,083	$14,526
Oct/24	$16,906	$16,394	$18,019
Oct/25	$18,695	$20,971	$20,081

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/asea for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote†	FTSE – Financial Times Stock Exchange
Footnote‡	ASEAN – Association of Southeast Asian Nationals

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X FTSE Southeast Asia ETF	10.58%	12.47%	6.46%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	27.91%	7.46%	7.69%
FTSE/ASEAN 40 Index (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡	11.45%	13.30%	7.22%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$67,914,568	41	$398,813	9.31%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	0.0%
China	0.9%
Philippines	3.7%
Malaysia	15.2%
Indonesia	15.7%
Thailand	18.9%
Singapore	45.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DBS Group Holdings	16.9%
Oversea-Chinese Banking	8.6%
United Overseas Bank	6.6%
Bank Central Asia	5.1%
Singapore Telecommunications	4.7%
Delta Electronics Thailand NVDR	3.9%
Malayan Banking	3.6%
Bank Rakyat Indonesia Persero	3.2%
Public Bank	3.0%
CIMB Group Holdings	2.9%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/asea

Global X Funds

Global X FTSE Southeast Asia ETF: ASEA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-ASEA-2025

Global X Funds

Global X MSCI Argentina ETF

Ticker: ARGT

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X MSCI Argentina ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/argt/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Argentina ETF	$68	0.59%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Argentina 25/50 Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to represent the performance of the broad Argentina equity universe, as defined by MSCI, Inc., the provider of the Secondary Index (“Index Provider”), while including a minimum number of constituents. The broad Argentina equity universe includes securities that are classified in Argentina according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Argentina and carry out the majority of their operations in Argentina. The Secondary Index targets a minimum of 25 securities and 20 issuers at construction.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 30.87%, while the Secondary Index increased 31.45%. The Fund had a net asset value of $72.79 per share on October 31, 2024 and ended the reporting period with a net asset value of $94.10 per share on October 31, 2025.

The Fund recorded positive performance during the reporting period, indicating positive sentiment toward Argentine equities. Signals of fiscal consolidation and deregulation improved investor confidence, which supported banks and other domestically oriented companies as operating outlooks brightened. Though the Fund’s performance was positive, currency policy shifts and Argentine peso volatility periodically offset local market gains, acting as a headwind to performance during the reporting period. Developments in the energy sector and efforts to expand export capacity underpinned energy production, while consumer-oriented holdings contended with pressure on real incomes and changing price frameworks. Headlines around budget targets, external financing discussions, and legislative negotiations intermittently raised risk premiums, contributing to volatility. Overall, supportive policy expectations outweighed macro frictions, leading to a net positive result for the reporting period.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X MSCI Argentina ETF - $53,243
MSCI Emerging Markets Index (USD) (NR)* - $20,971
MSCI All Argentina 25/50 Index (USD) (NR)* - $54,917
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X MSCI Argentina ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	MSCI All Argentina 25/50 Index (USD) (NR)Footnote Reference*
Oct/15	$10,000	$10,000	$10,000
Oct/16	$12,065	$10,927	$12,281
Oct/17	$16,382	$13,817	$16,713
Oct/18	$13,027	$12,088	$13,034
Oct/19	$11,452	$13,521	$11,512
Oct/20	$12,438	$14,636	$12,551
Oct/21	$17,425	$17,119	$17,668
Oct/22	$16,829	$11,807	$17,122
Oct/23	$21,150	$13,083	$21,602
Oct/24	$40,683	$16,394	$41,779
Oct/25	$53,243	$20,971	$54,917

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/argt/ for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI Argentina ETF	30.87%	33.75%	18.20%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	27.91%	7.46%	7.69%
MSCI All Argentina 25/50 Index (USD) (NR)Footnote Reference*	31.45%	34.34%	18.57%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$786,220,559	33	$5,348,051	32.02%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.2%
Industrials	1.8%
Communication Services	2.5%
Materials	7.8%
Utilities	10.3%
Consumer Staples	11.3%
Repurchase Agreements	15.6%
Energy	20.8%
Financials	21.7%
Consumer Discretionary	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
MercadoLibre	20.3%
Grupo Financiero Galicia ADR	11.7%
YPF ADR	11.5%
Banco Macro ADR	5.2%
SSR Mining	5.1%
Vista Energy ADR	4.7%
Pampa Energia ADR	4.7%
Transportadora de Gas del Sur ADR	4.5%
Embotelladora Andina	4.0%
Central Puerto ADR	3.9%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/argt/

Global X Funds

Global X MSCI Argentina ETF: ARGT

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-ARGT-2025

Global X Funds

Global X MSCI Greece ETF

Ticker: GREK

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X MSCI Greece ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/grek/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Greece ETF	$74	0.56%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Greece Select 25/50 Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to represent the performance of the broad Greece equity universe, as defined by MSCI, Inc. ("MSCI"), the Secondary Index provider. The broad Greece equity universe includes securities that are classified in Greece according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Greece and carry out the majority of their operations in Greece.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 65.92%, while the Secondary Index increased 67.07%. The Fund had a net asset value of $39.86 per share at the start of the period on October 31, 2024 and ended the reporting period with a net asset value of $62.45 per share on October 31, 2025.

The Fund delivered positive performance over the reporting period, aided by Greece’s credit rating upgrades to “investment grade” by various ratings agencies, which improved risk perceptions and supported equity valuations. Fiscal outperformance, including strong primary surplus metrics, reinforced confidence and demand for Greek assets. Record tourism activity in 2025 contributed to strong earnings in travel, services, and consumer‑facing companies. EU Recovery and Resilience Fund momentum also helped, with the amended national plan approved and expected disbursements supporting investment and credit growth. Progress in the banking sector, including completion of post‑crisis privatizations and the return of dividends, was a key tailwind given the Greek market's bank‑heavy composition.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X MSCI Greece ETF - $26,090
MSCI Emerging Markets Index (USD) (NR)* - $20,971
MSCI All Greece Select 25/50 Index (USD) (NR)^ * - $28,012
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X MSCI Greece ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	MSCI All Greece Select 25/50 Index (USD) (NR)Footnote Reference^Footnote Reference*
Oct/15	$10,000	$10,000	$10,000
Oct/16	$7,167	$10,927	$7,253
Oct/17	$9,248	$13,817	$9,487
Oct/18	$7,802	$12,088	$8,021
Oct/19	$10,421	$13,521	$10,796
Oct/20	$6,316	$14,636	$6,574
Oct/21	$10,202	$17,119	$10,667
Oct/22	$9,016	$11,807	$9,477
Oct/23	$13,034	$13,083	$13,805
Oct/24	$15,724	$16,394	$16,767
Oct/25	$26,090	$20,971	$28,012

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/grek/ for current month-end performance.

Footnote	Description
Footnote^	Performance through February 29, 2016 reflects the performance of the FTSE/ATHEX Custom Capped Index and the MSCI All Greece Select 25/50 Index thereafter.
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI Greece ETF	65.92%	32.80%	10.06%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	27.91%	7.46%	7.69%
MSCI All Greece Select 25/50 Index (USD) (NR)Footnote Reference^Footnote Reference*	67.07%	33.63%	10.85%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$280,119,916	29	$1,252,753	28.96%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	1.3%
Real Estate	1.6%
Materials	3.2%
Communication Services	4.7%
Energy	7.0%
Utilities	7.2%
Consumer Discretionary	12.5%
Industrials	14.1%
Financials	48.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
National Bank of Greece	14.7%
Eurobank Ergasias Services and Holdings	10.6%
Piraeus Financial Holdings	9.4%
Alpha Bank	9.1%
Public Power	4.8%
Hellenic Telecommunications Organization	4.7%
OPAP	4.2%
JUMBO	4.0%
Metlen Energy & Metals PLC	3.7%
Motor Oil Hellas Corinth Refineries	3.5%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/grek/

Global X Funds

Global X MSCI Greece ETF: GREK

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-GREK-2025

Global X Funds

Global X DAX Germany ETF

Ticker: DAX

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X DAX Germany ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/dax/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X DAX Germany ETF	$23	0.20%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that closely correspond to the price and yield performance, before fees and expenses, of the DAX® Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the segment of the largest and most actively traded companies – known as blue chips – on the German equities market. The Secondary Index is comprised of shares of among the 30 largest and most liquid companies admitted to the Frankfurt Stock Exchange in the Prime Standard segment. The 30 stocks contained in the Secondary Index represent about 80% of the free-float market capitalization authorized in Germany.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 32.73%, while the Secondary Index increased 32.74%. The Fund had a net asset value of $33.69 per share on October 31, 2024 and ended the reporting period with a net asset value of $44.02 per share on October 31, 2025.

The Fund recorded a positive performance over the reporting period, supported by easier financial conditions and steadier domestic macro signals. Political sentiment improved as a more market-friendly government took office, signaling a shift toward pro-growth reforms and enhanced fiscal coordination. The new administration’s fiscal package, emphasizing infrastructure modernization and increased defense spending, bolstered expectations for domestic investment and industrial demand. The European Central Bank lowered policy rates multiple times in 2025, including cuts announced in April and June, which reduced financing costs for rate-sensitive areas such as industrials and automotives. Inflation cooled through the middle of the reporting period, lifting real incomes and aiding consumer sentiment. Lower energy prices also aided returns, easing input costs for energy-intensive manufacturers that are prominent in Germany’s market. Offsetting factors included lessening new orders in manufacturing and a late-period rise in unemployment. However, these headwinds were outweighed, and broader European benchmarks increased throughout the reporting period, reinforcing the supportive backdrop.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X DAX Germany ETF** - $21,607
MSCI EAFE Index (USD) (NR)* † - $20,578
DAX® Index (USD) (NR)† - $21,534
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X DAX Germany ETFFootnote Reference**	MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	DAX® Index (USD) (NR)Footnote Reference†
Oct/15	$10,000	$10,000	$10,000
Oct/16	$9,659	$9,677	$9,685
Oct/17	$12,596	$11,945	$12,665
Oct/18	$10,572	$11,127	$10,608
Oct/19	$11,627	$12,355	$11,658
Oct/20	$10,868	$11,507	$10,856
Oct/21	$14,570	$15,441	$14,565
Oct/22	$10,447	$11,889	$10,428
Oct/23	$12,396	$13,602	$12,350
Oct/24	$16,279	$16,725	$16,223
Oct/25	$21,607	$20,578	$21,534

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/dax/ for current month-end performance.

Footnote	Description
Footnote**	Performance for periods prior to December 21, 2018 reflects the historical performance of a predecessor fund, the Horizons DAX Germany ETF, which was reorganized into the Fund effective December 24, 2018. As a result of the reorganization, the Fund assumed the performance and accounting history of the predecessor Fund.
Footnote*	EAFE – Europe, Australasia, and the Far East
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X DAX Germany ETFFootnote Reference**	32.73%	14.73%	8.01%
MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	23.03%	12.33%	7.48%
DAX® Index (USD) (NR)Footnote Reference†	32.74%	14.68%	7.97%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$278,642,316	41	$408,462	8.14%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Germany
91.7%
France
7.5%
United States
0.5%
Futures Contracts
0.0%

Value	Value
Futures Contracts	0.0%
United States	0.5%
France	7.5%
Germany	91.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SAP	13.6%
Siemens	11.0%
Allianz	8.0%
Airbus	7.5%
Deutsche Telekom	5.6%
Rheinmetall	4.7%
Siemens Energy	4.5%
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	4.2%
Deutsche Bank	3.6%
Infineon Technologies	2.7%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/dax/

Global X Funds

Global X DAX Germany ETF: DAX

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

GX-AR-DAX-2025

Global X Funds

Global X MSCI Vietnam ETF

Ticker: VNAM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X MSCI Vietnam ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/vnam. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Vietnam ETF	$62	0.51%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Vietnam Select 25-50 Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to represent the performance of the broad Vietnam equity universe, while including a minimum number of constituents, as defined by MSCI, Inc. ("MSCI"), the provider of the Secondary Index ("Index Provider"). The broad Vietnam equity universe includes securities that are classified in Vietnam according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Vietnam and carry out the majority of their operations in Vietnam, as determined by the Index Provider.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 42.87%, while the Secondary Index increased 43.91%. The Fund had a net asset value of $15.90 per share on October 31, 2024 and ended the reporting period with a net asset value of $22.46 per share on October 31, 2025.

The Fund delivered a positive outcome over the reporting period as Vietnamese equities rebounded from the April tariff shock and the Secondary Index recovered to multi-year highs by late May. Market sentiment improved further after the KRX trading system went live in May; the Korea-designed platform modernizes Vietnam’s market infrastructure and is viewed as an important step toward a potential market-classification upgrade that could attract more foreign capital. Macro supports also helped: gross domestic product expanded in the first half of 2025 while exports accelerated through mid-year, reinforcing the earnings outlook for manufacturers and consumer names. Although the dong weakened and the State Bank of Vietnam sold foreign currency to steady markets, equities largely looked through the currency noise as disbursed foreign direct investment reached multi-year highs, signaling durable external interest. By late Q3, business conditions had stabilized, with factory activity showing modest growth and easing concerns about a prolonged slowdown.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X MSCI Vietnam ETF - $9,004
MSCI Emerging Markets Index (USD) (NR)*
- $12,523
MSCI Vietnam Select 25-50 Index (USD)
(NR)^ * - $9,283
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
$4,000
Dec/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X MSCI Vietnam ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	MSCI Vietnam Select 25-50 Index (USD) (NR)Footnote Reference^Footnote Reference*
Dec/21	$10,000	$10,000	$10,000
Oct/22	$5,740	$7,051	$5,767
Oct/23	$5,641	$7,812	$5,712
Oct/24	$6,302	$9,790	$6,450
Oct/25	$9,004	$12,523	$9,283

Since its inception on December 7, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/vnam for current month-end performance.

Footnote	Description
Footnote^	Index performance reflects the performance of the MSCI Vietnam Select 25-50 Index, which underwent changes to its name and methodology effective December 1, 2023.
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X MSCI Vietnam ETF	42.87%	-2.65%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	27.91%	5.94%
MSCI Vietnam Select 25-50 Index (USD) (NR)Footnote Reference^Footnote Reference*	43.91%	-1.89%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$24,261,162	65	$72,465	22.26%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	1.0%
Energy	1.3%
Utilities	1.5%
Information Technology	4.1%
Industrials	9.6%
Materials	10.8%
Consumer Staples	11.1%
Financials	25.6%
Real Estate	34.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Vingroup JSC	17.1%
Vinhomes JSC	7.9%
Hoa Phat Group JSC	7.8%
Masan Group	4.5%
Bank for Foreign Trade of Vietnam JSC	3.9%
SSI Securities	3.6%
FPT	3.5%
Vietnam Dairy Products JSC	3.3%
VIX Securities JSC	3.0%
Vietnam Prosperity JSC Bank	2.7%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/vnam

Global X Funds

Global X MSCI Vietnam ETF: VNAM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-VNAM-2025

(b) Not applicable.

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Toai Chin and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2025			2024
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,531,394	$0	$0	$1,727,672	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$564,637	$0	$0	$487,204	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2025	2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $564,637 and $487,204, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant’s Independent Trustees, Charles A. Baker, Toai Chin and Clifford J. Weber.

Item 6.	Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X MSCI Colombia ETF (ticker: COLO)
Global X MSCI China Consumer Discretionary ETF (ticker: CHIQ)
Global X MSCI Norway ETF (ticker: NORW)
Global X FTSE Southeast Asia ETF (ticker: ASEA)
Global X MSCI Argentina ETF (ticker: ARGT)
Global X MSCI Greece ETF (ticker: GREK)
Global X DAX Germany ETF (ticker: DAX)
Global X MSCI Vietnam ETF (ticker: VNAM)

Annual Financials and Other Information

October 31, 2025

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	October 31, 2025
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 70.7%
CANADA — 6.7%
Energy — 3.3%
Parex Resources	276,669	$3,542,406

Utilities — 3.4%
Brookfield Renewable	86,170	3,734,248

TOTAL CANADA		7,276,654
CHILE — 5.1%
Consumer Discretionary — 2.7%
Empresas Copec	403,332	2,884,903

Utilities — 2.4%
Enel Americas	27,644,863	2,611,424

TOTAL CHILE		5,496,327
COLOMBIA — 55.9%
Energy — 9.8%
Canacol Energy *(A)	276,326	445,703
Ecopetrol	15,393,836	7,097,609
Geopark (A)	387,156	3,132,092
		10,675,404
Financials — 14.7%
Financiera Colombiana *	702,622	3,316,006
Grupo Cibest	540,598	8,751,846
Grupo de Inversiones Suramericana	318,047	3,860,457
		15,928,309
Materials — 11.1%
Aris Mining *	427,809	4,237,940
Cementos Argos	1,672,427	4,470,664
Grupo Argos	751,616	3,387,587
		12,096,191
Real Estate — 3.8%
Patrimonio Autonomo Estrategias Inmobiliarias ‡	199,812	4,140,538

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 16.5%
Celsia ESP	3,210,304	$4,066,307
Grupo Energia Bogota ESP	5,867,364	4,787,390
Interconexion Electrica ESP	1,396,255	9,041,697
		17,895,394
TOTAL COLOMBIA		60,735,836
UNITED STATES — 3.0%
Industrials — 3.0%
Tecnoglass	54,927	3,275,297

TOTAL COMMON STOCK (Cost $59,967,189)		76,784,114

PREFERRED STOCK — 29.2%
COLOMBIA—29.2%
Financials — 28.0%
Banco Davivienda *(B)	631,523	4,550,839
Grupo Aval Acciones y Valores (B)	25,672,668	5,166,985
Grupo Cibest (B)	1,137,326	16,585,882
Grupo de Inversiones Suramericana (B)	388,253	4,113,233
		30,416,939
Materials — 1.2%
Grupo Argos (B)	413,723	1,294,559
TOTAL COLOMBIA		31,711,498
TOTAL PREFERRED STOCK (Cost $20,299,135)		31,711,498

	Face Amount
REPURCHASE AGREEMENTS(C) — 2.4%
Citadel Securities LLC 4.260%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $621,293 (collateralized by various U.S. Treasury Obligations, ranging in par value $35 - $57,681, 0.000% - 4.875%, 11/04/2025 - 08/15/2055, with a total market value of $632,860)	$621,073	621,073

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI Colombia ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Daiwa Capital Markets America, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $584,011 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $57 - $182,517, 1.500% - 7.500%, 06/30/2027 - 10/20/2055, with a total market value of $592,930)	$583,809	$583,809
Deutsche Bank Securities, Inc. 3.950%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $122,641 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,643 - $14,139, 1.125% - 6.750%, 02/15/2026 - 08/15/2055, with a total market value of $123,549)	122,601	122,601
HSBC Securities USA, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $37,277 (collateralized by various U.S. Treasury Obligations, ranging in par value $7,335 - $14,108, 0.125% - 3.625%, 07/15/2030 - 02/15/2051, with a total market value of $37,722)	37,264	37,264
HSBC Securities USA, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $584,011 (collateralized by various U.S. Government Obligations, ranging in par value $832 - $412,260, 1.550% - 7.000%, 01/01/2032 - 06/01/2055, with a total market value of $593,340)	583,809	583,809
Nomura Securities International, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $584,010 (collateralized by various U.S. Government Obligations, ranging in par value $532 - $70,259, 1.500% - 7.000%, 04/01/2031 - 11/01/2055, with a total market value of $593,093)	583,809	583,809

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI Colombia ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $110,538 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $35 - $203,287, 0.000% - 6.500%, 11/06/2025 - 08/15/2055, with a total market value of $112,174)	$110,500	$110,500
TOTAL REPURCHASE AGREEMENTS (Cost $2,642,865)		2,642,865
TOTAL INVESTMENTS — 102.3% (Cost $82,909,189)		$111,138,477

Percentages are based on Net Assets of $108,592,163.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $2,513,563.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2025 was $2,642,865. The total value of non-cash collateral held from securities on loan as of October 31, 2025 was $0.

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$71,287,787	$5,496,327	$—	$76,784,114
Preferred Stock	31,711,498	—	—	31,711,498
Repurchase Agreements	—	2,642,865	—	2,642,865
Total Investments in Securities	$102,999,285	$8,139,192	$—	$111,138,477

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 99.8%
Consumer Discretionary — 99.8%
Alibaba Group Holding	1,286,556	$27,329,507
Anhui Jianghuai Automobile Group, Cl A *	151,300	1,081,921
ANTA Sports Products	512,896	5,345,279
BAIC BluePark New Energy Technology, Cl A *	391,800	459,339
Beijing Roborock Technology, Cl A	18,210	417,777
Bethel Automotive Safety Systems, Cl A	44,640	314,199
Bosideng International Holdings	4,741,500	2,903,881
BYD, Cl A	156,146	2,209,689
BYD, Cl H	1,139,840	14,753,597
CCOOP Group, Cl A *	1,270,700	478,146
Changzhou Xingyu Automotive Lighting Systems, Cl A	21,030	382,672
China Tourism Group Duty Free, Cl A	138,550	1,479,799
Chongqing Changan Automobile, Cl A	580,308	1,009,515
Chow Tai Fook Jewellery Group (A)	1,886,600	3,694,456
Ecovacs Robotics, Cl A	42,450	532,841
Fuyao Glass Industry Group, Cl A	142,614	1,351,602
Fuyao Glass Industry Group, Cl H	421,200	3,758,295
Geely Automobile Holdings	2,761,400	6,537,372
Great Wall Motor, Cl A	189,500	606,368
Great Wall Motor, Cl H	1,701,697	3,312,663
Gree Electric Appliances of Zhuhai, Cl A	194,200	1,083,850
Guangzhou Automobile Group, Cl A	434,400	476,957
H World Group ADR	104,542	4,035,321
Haidilao International Holding (A)	1,331,900	2,193,500
Haier Smart Home, Cl A	432,019	1,626,232
Haier Smart Home, Cl H	1,233,860	4,006,926
HLA Group, Cl A	339,600	295,149
Huayu Automotive Systems, Cl A	222,780	638,726
Huizhou Desay Sv Automotive, Cl A	41,800	695,351
JD.com, Cl A	805,404	13,222,710
Laopu Gold, Cl H (A)	17,700	1,558,844
Li Auto, Cl A *	483,636	4,962,555
Li Ning	1,503,900	3,266,235
Meituan, Cl B *	1,261,100	16,550,295
Midea Group	258,100	2,789,480

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Midea Group, Cl A	232,300	$2,491,870
MINISO Group Holding	437,800	2,320,753
New Oriental Education & Technology Group *	718,640	4,318,017
Ningbo Tuopu Group, Cl A	123,245	1,276,706
NIO, Cl A *(A)	1,021,060	7,172,985
Oppein Home Group, Cl A	37,355	280,599
PDD Holdings ADR *	174,359	23,515,798
Pop Mart International Group	226,800	6,466,493
SAIC Motor, Cl A	537,200	1,254,328
Sailun Group, Cl A	232,453	500,987
Seres Group, Cl A	113,100	2,464,388
Shenzhou International Group Holdings	463,392	4,000,618
Sichuan Changhong Electric, Cl A	325,900	465,817
TAL Education Group ADR *	269,356	3,302,305
Tongcheng Travel Holdings	1,069,100	2,943,663
TravelSky Technology, Cl H	1,077,700	1,419,887
Trip.com Group	160,822	11,246,077
Vipshop Holdings ADR	209,568	3,665,344
XPeng, Cl A *	606,276	6,802,098
Yadea Group Holdings	1,349,100	2,108,999
Yum China Holdings	151,218	6,510,067
Zhejiang China Commodities City Group, Cl A	384,500	994,957
Zhejiang Leapmotor Technology *	437,400	3,280,978
Zhejiang Wanfeng Auto Wheel, Cl A	149,800	357,766

TOTAL CHINA		234,522,549
TOTAL COMMON STOCK (Cost $252,148,379)		234,522,549

	Face Amount
REPURCHASE AGREEMENTS(B) — 2.0%
Citadel Securities LLC 4.260%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $1,095,156 (collateralized by various U.S. Treasury Obligations, ranging in par value $63 - $101,674, 0.000% - 4.875%, 11/04/2025 - 08/15/2055, with a total market value of $1,115,544)	$1,094,767	1,094,767

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Daiwa Capital Markets America, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $1,029,437 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $101 - $321,722, 1.500% - 7.500%, 06/30/2027 - 10/20/2055, with a total market value of $1,045,159)	$1,029,081	$1,029,081
Deutsche Bank Securities, Inc. 3.950%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $214,971 (collateralized by various U.S. Treasury Obligations, ranging in par value $4,632 - $24,783, 1.125% - 6.750%, 02/15/2026 - 08/15/2055, with a total market value of $216,562)	214,900	214,900
HSBC Securities USA, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $65,709 (collateralized by various U.S. Treasury Obligations, ranging in par value $12,930 - $24,868, 0.125% - 3.625%, 07/15/2030 - 02/15/2051, with a total market value of $66,493)	65,686	65,686
HSBC Securities USA, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $1,029,437 (collateralized by various U.S. Government Obligations, ranging in par value $1,467 - $726,692, 1.550% - 7.000%, 01/01/2032 - 06/01/2055, with a total market value of $1,045,882)	1,029,081	1,029,081
Nomura Securities International, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $1,029,436 (collateralized by various U.S. Government Obligations, ranging in par value $939 - $123,845, 1.500% - 7.000%, 04/01/2031 - 11/01/2055, with a total market value of $1,045,446)	1,029,081	1,029,081

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $196,058 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $62 - $360,563, 0.000% - 6.500%, 11/06/2025 - 08/15/2055, with a total market value of $198,960)	$195,990	$195,990
TOTAL REPURCHASE AGREEMENTS (Cost $4,658,586)		4,658,586
TOTAL INVESTMENTS — 101.8% (Cost $256,806,965)		$239,181,135

Percentages are based on Net Assets of $234,856,162.

A list of the open futures contracts held by the Fund at October 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
MSCI China Index Futures	10	Dec-2025	$353,670	$347,600	$(6,070)

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $7,630,276.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2025 was $4,658,586. The total value of non-cash collateral held from securities on loan as of October 31, 2025 was $3,222,698.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI China Consumer Discretionary ETF

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$234,522,549	$—	$—	$234,522,549
Repurchase Agreements	—	4,658,586	—	4,658,586
Total Investments in Securities	$234,522,549	$4,658,586	$—	$239,181,135

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(6,070)	$—	$—	$(6,070)
Total Other Financial Instruments	$(6,070)	$—	$—	$(6,070)

*	Futures contracts are valued at unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.7%
BRAZIL — 3.4%
Materials — 3.4%
Yara International	49,216	$1,796,050

DENMARK — 0.6%
Industrials — 0.6%
Cadeler *	66,963	311,088

FAROE ISLANDS — 1.3%
Consumer Staples — 1.3%
Bakkafrost P/F	14,876	683,149

NORWAY — 89.8%
Communication Services — 8.4%
Telenor	183,374	2,729,689
Vend Marketplaces, Cl B	50,770	1,751,390
		4,481,079
Consumer Discretionary — 0.8%
Europris	46,645	402,504

Consumer Staples — 13.1%
Austevoll Seafood	26,801	252,461
Grieg Seafood *	15,004	100,699
Leroy Seafood Group	78,796	371,201
Mowi	138,582	3,049,175
Orkla	208,565	2,117,202
Salmar	19,791	1,114,068
		7,004,806
Energy — 21.2%
Aker BP	94,026	2,443,368
Aker Solutions	86,756	239,251
BLUENORD	7,008	320,720
BW Offshore	27,180	99,403
DNO	128,902	176,975
DOF Group	43,439	390,296
Equinor	243,482	5,824,151
Frontline	42,730	1,050,833

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Odfjell Drilling	34,803	$280,366
TGS	57,706	499,661
		11,325,024
Financials — 25.1%
DNB Bank	264,477	6,752,471
Gjensidige Forsikring	59,413	1,600,876
Protector Forsikring	15,830	714,286
Sparebank 1 Nord Norge	28,037	381,053
Sparebank 1 Oestlandet	13,969	245,166
SpareBank 1 SMN	38,295	705,037
SpareBank 1 Sor-Norge	61,171	1,053,281
Storebrand	125,238	1,944,745
		13,396,915
Industrials — 12.3%
Aker, Cl A	6,555	509,915
AutoStore Holdings *	352,586	342,586
Hoegh Autoliners	30,833	276,880
Kongsberg Gruppen	131,064	3,355,965
MPC Container Ships	110,886	194,054
Norconsult Norge	31,931	147,867
Norwegian Air Shuttle	153,160	238,211
Odfjell, Cl A	5,405	65,072
Stolt-Nielsen	6,878	231,149
TOMRA Systems	65,690	805,140
Wallenius Wilhelmsen, Cl B	31,078	243,446
Wilh Wilhelmsen Holding, Cl A	2,997	151,080
		6,561,365
Information Technology — 2.9%
Kitron	55,862	416,883
LINK Mobility Group Holding *	68,325	202,605
NORBIT	10,292	208,038
Nordic Semiconductor *	51,266	744,899
		1,572,425
Materials — 5.6%
Elkem	84,535	222,932

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Elopak	39,545	$186,449
Norsk Hydro	380,586	2,578,383
		2,987,764
Real Estate — 0.4%
Entra	13,375	148,862
Public Property Invest	33,319	73,442
		222,304
TOTAL NORWAY		47,954,186
SINGAPORE — 0.7%
Energy — 0.7%
BW LPG	28,100	373,298

SOUTH AFRICA — 0.7%
Utilities — 0.7%
Scatec *	37,364	394,435

SWEDEN — 0.7%
Information Technology — 0.7%
Atea	23,118	352,816

UNITED KINGDOM — 2.5%
Energy — 2.5%
Paratus Energy Services	24,914	102,296
Subsea 7	66,656	1,218,881

TOTAL UNITED KINGDOM		1,321,177
TOTAL COMMON STOCK (Cost $57,215,927)		53,186,199
TOTAL INVESTMENTS — 99.7% (Cost $57,215,927)		$53,186,199

Percentages are based on Net Assets of $53,365,705.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025

Global X MSCI Norway ETF

As of October 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 0.9%
Consumer Staples — 0.9%
Wilmar International	240,432	$578,241

INDONESIA — 15.7%
Communication Services — 1.7%
Telkom Indonesia Persero	5,973,375	1,153,009

Financials — 11.4%
Bank Central Asia	6,740,739	3,455,490
Bank Mandiri Persero	5,950,568	1,688,916
Bank Negara Indonesia Persero	1,647,192	433,837
Bank Rakyat Indonesia Persero	9,072,284	2,171,238
		7,749,481
Industrials — 1.5%
Astra International	2,763,355	1,021,926

Materials — 1.1%
Amman Mineral Internasional *	1,654,800	706,499

TOTAL INDONESIA		10,630,915
MALAYSIA — 15.2%
Financials — 10.1%
CIMB Group Holdings	1,144,045	1,994,157
Hong Leong Bank	84,100	412,869
Malayan Banking	1,036,139	2,441,903
Public Bank	2,002,855	2,018,159
		6,867,088
Health Care — 1.2%
IHH Healthcare	422,497	832,283

Materials — 1.0%
Press Metal Aluminium Holdings	465,926	704,229

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.9%
Tenaga Nasional	615,744	$1,952,502

TOTAL MALAYSIA		10,356,102
PHILIPPINES — 3.7%
Financials — 1.7%
Bank of the Philippine Islands	258,550	463,062
BDO Unibank	311,879	707,491
		1,170,553
Industrials — 2.0%
International Container Terminal Services	148,960	1,341,526

TOTAL PHILIPPINES		2,512,079
SINGAPORE — 45.4%
Communication Services — 4.7%
Singapore Telecommunications	982,158	3,207,323

Financials — 32.1%
DBS Group Holdings	276,365	11,452,122
Oversea-Chinese Banking	445,608	5,830,961
United Overseas Bank	169,402	4,512,788
		21,795,871
Industrials — 5.6%
Keppel	192,600	1,508,006
Singapore Airlines	190,747	971,726
Singapore Technologies Engineering	204,200	1,332,097
		3,811,829
Real Estate — 3.0%
CapitaLand Integrated Commercial Trust ‡	779,799	1,420,050
CapitaLand Investment	310,810	630,480
		2,050,530
TOTAL SINGAPORE		30,865,553
THAILAND — 18.9%
Communication Services — 2.7%
Advanced Info Service NVDR	146,134	1,364,852

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
True NVDR *	1,319,300	$461,051
		1,825,903
Consumer Staples — 2.2%
CP ALL NVDR	735,717	1,046,636
CP AXTRA NVDR	214,384	129,950
Thai Beverage	982,000	362,181
		1,538,767
Energy — 3.2%
PTT NVDR	1,683,615	1,601,088
PTT Exploration & Production NVDR	179,385	593,604
		2,194,692
Financials — 3.4%
Kasikornbank NVDR	240,465	1,386,940
SCB X NVDR	230,707	934,672
		2,321,612
Health Care — 1.3%
Bangkok Dusit Medical Services NVDR	1,479,736	864,914

Industrials — 1.0%
Airports of Thailand NVDR	515,159	657,192

Information Technology — 3.9%
Delta Electronics Thailand NVDR	392,910	2,636,817

Utilities — 1.2%
Gulf Development NVDR *	603,646	826,081

TOTAL THAILAND		12,865,978
TOTAL COMMON STOCK (Cost $58,943,699)		67,808,868

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025

Global X FTSE Southeast Asia ETF

	Face Amount	Value
REPURCHASE AGREEMENT(A) — 0.0%
Citadel Securities LLC 4.260%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $2 (collateralized by various U.S. Treasury Obligations, ranging in par value $0 - $0, 0.000% - 4.875%, 11/04/2025 - 08/15/2055, with a total market value of $2) (Cost $2)	$2	$2
TOTAL INVESTMENTS — 99.8% (Cost $58,943,701)		$67,808,870

Percentages are based on Net Assets of $67,914,568.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2025 was $2. The total value of non-cash collateral held from securities on loan as of October 31, 2025 was $0.

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$65,296,789	$2,512,079	$—	$67,808,868
Repurchase Agreement	—	2	—	2
Total Investments in Securities	$65,296,789	$2,512,081	$—	$67,808,870

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 96.0%
ARGENTINA — 61.1%
Communication Services — 2.5%
Telecom Argentina ADR (A)	1,751,205	$19,701,056

Consumer Staples — 1.2%
Cresud SACIF y A ADR	733,317	9,071,131

Energy — 20.8%
Transportadora de Gas del Sur ADR (A)	1,132,674	35,260,142
Vista Energy ADR *	768,454	37,231,596
YPF ADR *(A)	2,489,772	90,702,394
		163,194,132
Financials — 21.7%
Banco BBVA Argentina ADR (A)	1,423,730	23,591,206
Banco Macro ADR	455,993	41,249,127
Grupo Financiero Galicia ADR (A)	1,559,667	92,223,109
Grupo Supervielle ADR (A)	1,122,514	13,941,624
		171,005,066
Industrials — 1.8%
Corp America Airports *	649,567	14,394,405

Materials — 1.6%
Bioceres Crop Solutions *	684,952	1,390,453
Loma Negra Cia Industrial Argentina ADR *	1,048,828	11,505,643
		12,896,096
Real Estate — 1.2%
IRSA Inversiones y Representaciones ADR	607,077	9,409,694

Utilities — 10.3%
Central Puerto ADR	1,960,418	30,504,104
Empresa Distribuidora Y Comercializadora Norte ADR *(A)	409,815	13,650,938
Pampa Energia ADR *(A)	428,497	36,765,042
		80,920,084
TOTAL ARGENTINA		480,591,664

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
BRAZIL — 23.2%
Consumer Discretionary — 22.6%
Arcos Dorados Holdings, Cl A	2,472,743	$17,729,568
MercadoLibre *	68,624	159,705,890
		177,435,458
Consumer Staples — 0.6%
Adecoagro (A)	596,598	4,808,580

TOTAL BRAZIL		182,244,038
CANADA — 6.2%
Materials — 6.2%
Lithium Americas Argentina *	2,256,920	9,501,633
SSR Mining *	1,754,637	39,709,909

TOTAL CANADA		49,211,542
CHILE — 5.5%
Consumer Staples — 5.5%
Cencosud	8,721,766	27,058,659
Cia Cervecerias Unidas	2,493,026	15,876,366

TOTAL CHILE		42,935,025
UNITED STATES — 0.0%
Utilities — 0.0%
Central Puerto (B)	2,165,327	—

TOTAL COMMON STOCK (Cost $718,379,967)		754,982,269

PREFERRED STOCK — 4.0%
CHILE—4.0%
Consumer Staples — 4.0%
Embotelladora Andina (C)	6,911,133	31,116,658
TOTAL PREFERRED STOCK (Cost $19,658,413)		31,116,658

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025

Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — 15.6%
Citadel Securities LLC 4.260%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $28,806,771 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,646 - $2,674,423, 0.000% - 4.875%, 11/04/2025 - 08/15/2055, with a total market value of $29,343,066)	$28,796,548	$28,796,548
Daiwa Capital Markets America, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $27,078,116 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,661 - $8,462,523, 1.500% - 7.500%, 06/30/2027 - 10/20/2055, with a total market value of $27,491,664)	27,068,755	27,068,755
Deutsche Bank Securities, Inc. 3.950%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $5,627,792 (collateralized by various U.S. Treasury Obligations, ranging in par value $121,267 - $648,791, 1.125% - 6.750%, 02/15/2026 - 08/15/2055, with a total market value of $5,669,437)	5,625,940	5,625,940
HSBC Securities USA, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $1,728,389 (collateralized by various U.S. Treasury Obligations, ranging in par value $340,118 - $654,136, 0.125% - 3.625%, 07/15/2030 - 02/15/2051, with a total market value of $1,749,026)	1,727,793	1,727,793
HSBC Securities USA, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $4,276,338 (collateralized by various U.S. Treasury Obligations, ranging in par value $87,831 - $1,147,971, 0.000% - 4.750%, 01/02/2026 - 11/15/2053, with a total market value of $4,319,684)	4,274,860	4,274,860

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025

Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
HSBC Securities USA, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $22,801,778 (collateralized by various U.S. Government Obligations, ranging in par value $32,484 - $16,096,051, 1.550% - 7.000%, 01/01/2032 - 06/01/2055, with a total market value of $23,166,034)	$22,793,895	$22,793,895
JP Morgan Securities LLC 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $5,772,907 (collateralized by various U.S. Government Obligations, ranging in par value $37,511 - $2,071,234, 3.000% - 7.000%, 04/01/2038 - 10/01/2055, with a total market value of $5,857,518)	5,770,911	5,770,911
RBC Dominion Securities, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $26,488,960 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $8,346 - $48,714,922, 0.000% - 6.500%, 11/06/2025 - 08/15/2055, with a total market value of $26,881,029)	26,479,802	26,479,802
TOTAL REPURCHASE AGREEMENTS (Cost $122,538,504)		122,538,504
TOTAL INVESTMENTS — 115.6% (Cost $860,576,884)		$908,637,431

Percentages are based on Net Assets of $786,220,559.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025

Global X MSCI Argentina ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $144,842,131.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2025 was $122,538,504. The total value of non-cash collateral held from securities on loan as of October 31, 2025 was $15,274,449.

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$712,047,244	$42,935,025	$—	^	$754,982,269
Preferred Stock	—	31,116,658	—		31,116,658
Repurchase Agreements	—	122,538,504	—		122,538,504
Total Investments in Securities	$712,047,244	$196,590,187	$—		$908,637,431

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Security is fair value at zero.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 100.0%
GREECE — 96.8%
Communication Services — 4.7%
Hellenic Telecommunications Organization	705,352	$13,278,268

Consumer Discretionary — 12.5%
Autohellas Tourist and Trading	250,042	3,197,675
FF Group *(A)	452,712	5
FF Group ADR *(A)	198,300	2
Intralot -Integrated Information Systems & Gaming Services *	6,815,171	8,778,544
JUMBO	349,586	11,112,187
OPAP	569,334	11,795,412
		34,883,825
Consumer Staples — 1.3%
Sarantis	239,966	3,495,350

Energy — 7.0%
HELLENiQ ENERGY Holdings	579,341	5,108,686
Motor Oil Hellas Corinth Refineries	323,150	9,704,943
Tsakos Energy Navigation	202,018	4,925,199
		19,738,828
Financials — 48.4%
Alpha Bank	6,520,982	25,590,188
Eurobank Ergasias Services and Holdings	7,894,999	29,715,595
Hellenic Exchanges - Athens Stock Exchange	513,406	3,697,661
National Bank of Greece	2,794,882	41,113,540
Optima bank	976,115	9,058,131
Piraeus Financial Holdings	3,366,322	26,312,018
		135,487,133
Industrials — 14.1%
Aegean Airlines	290,635	4,421,248
Aktor Holding Company Technical And Energy Projects *	510,712	4,957,396
Athens International Airport	418,872	4,844,295
Capital Clean Energy Carriers	131,502	2,769,432
GEK TERNA	319,674	8,552,682
Metlen Energy & Metals PLC *	204,862	10,403,887

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Piraeus Port Authority	70,808	$3,514,248
		39,463,188
Real Estate — 1.6%
LAMDA Development *	531,594	4,540,392

Utilities — 7.2%
Athens Water Supply & Sewage	433,275	3,470,601
Holding ADMIE IPTO	1,015,833	3,499,840
Public Power	764,653	13,317,883
		20,288,324
TOTAL GREECE		271,175,308
UNITED STATES — 3.2%
Materials — 3.2%
Titan	197,793	8,880,595

TOTAL COMMON STOCK (Cost $212,682,711)		280,055,903
TOTAL INVESTMENTS — 100.0% (Cost $212,682,711)		$280,055,903

Percentages are based on Net Assets of $280,119,916.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI Greece ETF

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$280,055,896	$—	$7	$280,055,903
Total Investments in Securities	$280,055,896	$—	$7	$280,055,903

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 97.6%
FRANCE — 7.5%
Industrials — 7.5%
Airbus	84,581	$20,832,855

GERMANY — 89.6%
Communication Services — 6.1%
Deutsche Telekom	505,864	15,700,234
Scout24	10,778	1,246,486
		16,946,720
Consumer Discretionary — 6.2%
adidas	24,545	4,640,433
Bayerische Motoren Werke	40,165	3,742,058
Continental	15,499	1,171,369
Mercedes-Benz Group	103,463	6,712,437
Zalando *	34,109	955,083
		17,221,380
Consumer Staples — 0.5%
Beiersdorf	12,908	1,366,484

Financials — 20.4%
Allianz	55,506	22,307,467
Commerzbank	99,242	3,609,320
Deutsche Bank	280,055	9,997,808
Deutsche Boerse	27,060	6,855,575
Hannover Rueck	8,615	2,460,008
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	18,769	11,620,143
		56,850,321
Health Care — 5.2%
Bayer	141,222	4,392,813
Fresenius & KGaA	59,110	3,412,606
Fresenius Medical Care	30,112	1,618,207
Merck KGaA	18,588	2,433,990
Siemens Healthineers	46,820	2,624,708
		14,482,324

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 25.6%
Brenntag	17,627	$979,617
Daimler Truck Holding	79,658	3,191,285
Deutsche Post	132,655	6,093,801
GEA Group	20,941	1,498,548
MTU Aero Engines	7,745	3,379,945
Rheinmetall	6,629	13,018,518
Siemens	108,103	30,637,917
Siemens Energy *	102,255	12,663,852
		71,463,483
Information Technology — 16.3%
Infineon Technologies	187,715	7,435,802
SAP	146,426	37,933,190
		45,368,992
Materials — 4.4%
BASF	128,290	6,336,021
Heidelberg Materials	18,365	4,305,092
Symrise, Cl A	19,087	1,581,331
		12,222,444
Real Estate — 1.1%
Vonovia	102,694	3,087,695

Utilities — 3.8%
E.ON	322,731	6,012,094
RWE	97,187	4,785,316
		10,797,410
TOTAL GERMANY		249,807,253
UNITED STATES — 0.5%
Health Care — 0.5%
QIAGEN	31,295	1,472,281

TOTAL COMMON STOCK (Cost $256,622,829)		272,112,389

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X DAX Germany ETF

	Shares	Value
PREFERRED STOCK — 2.1%
GERMANY—2.1%
Consumer Discretionary — 1.4%
Porsche Automobil Holding (A)	21,987	$874,506
Volkswagen (A)	29,633	3,085,745
		3,960,251
Consumer Staples — 0.7%
Henkel & KGaA (A)	22,525	1,826,646
TOTAL GERMANY		5,786,897
TOTAL PREFERRED STOCK (Cost $6,541,635)		5,786,897
TOTAL INVESTMENTS — 99.7% (Cost $263,164,464)		$277,899,286

Percentages are based on Net Assets of $278,642,316.

A list of the open futures contracts held by the Fund at October 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Mini DAX Index	6	Dec-2025	$839,672	$832,202	$9,045

*	Non-income producing security.
(A)	There is currently no stated interest rate.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X DAX Germany ETF

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$272,112,389	$—	$—	$272,112,389
Preferred Stock	5,786,897	—	—	5,786,897
Total Investments in Securities	$277,899,286	$—	$—	$277,899,286

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$9,045	$—	$—	$9,045
Total Other Financial Instruments	$9,045	$—	$—	$9,045

*	Futures contracts are valued at unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — 99.8%
VIETNAM — 99.8%
Consumer Discretionary — 1.0%
FPT DIGITAL RETAIL JSC *	41,750	$235,444

Consumer Staples — 11.1%
DABACO Vietnam Group JSC *	94,085	94,925
HAGL JSC *	282,300	183,444
KIDO Group	72,573	142,305
Masan Group *	357,620	1,081,762
Saigon Beer Alcohol Beverage	63,800	111,162
Thanh Thanh Cong - Bien Hoa JSC *	182,358	175,671
Vietnam Dairy Products JSC	364,200	797,185
Vinh Hoan	50,780	113,852
		2,700,306
Energy — 1.3%
PetroVietnam Drilling & Well Services JSC	136,052	111,933
PetroVietnam Technical Services	107,000	133,369
Petrovietnam Transportation	114,810	76,787
		322,089
Financials — 25.6%
Bank for Foreign Trade of Vietnam JSC	415,749	941,617
Bank for Investment and Development of Vietnam JSC	139,783	198,666
FPT Securities JSC	66,348	88,246
Ho Chi Minh City Securities	133,300	118,027
Nam A Commercial JSB *	255,875	138,560
Sai Gon-Ha Noi Securities JSC	217,501	190,102
Saigon - Hanoi Commercial Joint Stock Bank	686,323	429,033
Saigon Thuong Tin Commercial JSB *	281,400	593,490
SSI Securities	669,385	872,503
Tien Phong Commercial Joint Stock Bank	206,115	130,413
Vietcap Securities JSC	179,482	253,041
Vietnam Export Import Commercial JSB	278,447	234,376
Vietnam Joint Stock Commercial Bank for Industry and Trade	106,989	199,219
Vietnam Prosperity JSC Bank	592,900	646,636
VIX Securities JSC *	685,709	729,616

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
VNDirect Securities	569,050	$433,572
		6,197,117
Industrials — 9.6%
Binh Minh Plastics JSC	13,800	89,151
Development Investment Construction JSC *	192,318	150,551
Gelex Group JSC	225,015	376,664
Gemadept	52,500	135,863
Ha Do Group JSC *	92,681	108,477
Hoang Huy Investment Financial Services JSC *	220,216	181,177
IDICO JSC	93,206	134,948
PC1 Group JSC *	88,138	79,714
Tasco JSC *	260,440	173,198
Vietjet Aviation JSC *	88,000	625,347
Vietnam Construction and Import-Export JSC	158,181	156,588
Viettel Construction Joint Stock	17,500	61,182
Viettel Post Joint Stock	14,700	64,520
		2,337,380
Information Technology — 4.1%
CMC *	42,000	66,874
Digiworld	53,386	80,845
FPT	212,300	838,228
		985,947
Materials — 10.8%
Duc Giang Chemicals JSC	93,080	339,566
Hoa Phat Group JSC *	1,871,376	1,898,755
Hoa Sen Group	150,930	96,070
Nam Kim Steel JSC *	110,580	67,235
PetroVietNam Ca Mau Fertilizer JSC	65,400	86,985
Petrovietnam Fertilizer & Chemicals JSC	151,826	138,469
		2,627,080
Real Estate — 34.8%
CEO Group JSC *	138,413	133,600
Dat Xanh Group JSC *	254,611	195,929
Khang Dien House Trading and Investment JSC *	277,419	377,939

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Kinh Bac City Development Holding *	229,100	$304,712
Kosy JSC *	42,900	63,335
Novaland Investment Group *	475,291	246,541
Phat Dat Real Estate Development *	244,414	209,445
Sai Gon VRG Investment	58,499	125,157
Van Phu - Invest Investment JSC *	63,764	135,694
Vincom Retail JSC *	463,800	586,910
Vingroup JSC *	570,900	4,143,716
Vinhomes JSC *	510,500	1,924,439
		8,447,417
Utilities — 1.5%
Binh Duong Water Environment JSC	42,200	78,579
PetroVietnam Gas JSC	47,475	111,133
PetroVietnam Power *	291,000	158,687
		348,399
TOTAL VIETNAM		24,201,179
TOTAL COMMON STOCK (Cost $18,862,553)		24,201,179
TOTAL INVESTMENTS — 99.8% (Cost $18,862,553)		$24,201,179

Percentages are based on Net Assets of $24,261,162.

*	Non-income producing security.

As of October 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

DAX — Deutscher Aktien Index

JSB — Joint-Stock Bank

JSC — Joint-Stock Company

NVDR — Non-Voting Depositary Receipt

Statements of Assets and Liabilities

October 31, 2025

	Global X MSCI Colombia ETF		Global X MSCI China Consumer Discretionary ETF		Global X MSCI Norway ETF
Assets:
Cost of Investments	$80,266,324		$252,148,379		$57,215,927
Cost of Repurchase Agreement	2,642,865		4,658,586		—
Cost (Proceeds) of Foreign Currency	—		4,436		—
Investments, at Value	$108,495,612	*	$234,522,549	*	$53,186,199
Repurchase Agreement, at Value	2,642,865		4,658,586		—
Cash	119,633		318,272		52,221
Foreign Currency, at Value	—		4,431		—
Dividend, Interest, and Securities Lending Income Receivable	14,995		124,420		91,033
Reclaim Receivable	3,890		—		59,954
Unrealized Appreciation on Spot Contracts	—		4		—
Cash pledged as collateral on Futures Contracts	—		26,791		—
Due from Broker	14,679		—		—
Total Assets	111,291,674		239,655,053		53,389,407
Liabilities:
Obligation to Return Securities Lending Collateral	2,642,865		4,658,586		—
Payable due to Investment Adviser	54,918		134,295		23,696
Payable for Variation Margin on Futures Contracts	—		5,900		—
Custodian Fees Payable	4		110		6
Due to Broker	1,724		—		—
Total Liabilities	2,699,511		4,798,891		23,702
Net Assets	$108,592,163		$234,856,162		$53,365,705
Net Assets Consist of:
Paid-in Capital	$181,567,529		$569,207,271		$113,012,985
Total Accumulated Losses	(72,975,366)		(334,351,109)		(59,647,280)
Net Assets	$108,592,163		$234,856,162		$53,365,705
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,079,699		10,170,000		1,846,111
Net Asset Value, Offering and Redemption Price Per Share	$35.26		$23.09		$28.91
* Includes Market Value of Securities on Loan	$2,513,563		$7,630,276		$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2025

	Global X FTSE Southeast Asia ETF	Global X MSCI Argentina ETF		Global X MSCI Greece ETF
Assets:
Cost of Investments	$58,943,699	$738,038,380		$212,682,711
Cost of Repurchase Agreement	2	122,538,504		—
Cost (Proceeds) of Foreign Currency	18,060	—		35
Investments, at Value	$67,808,868	$786,098,927	*	$280,055,903
Repurchase Agreement, at Value	2	122,538,504		—
Cash	124,422	2,382,707		282,102
Foreign Currency, at Value	18,072	—		—
Unrealized Appreciation on Spot Contracts	13	—		—
Receivable for Capital Shares Sold	—	—		2,450,021
Dividend, Interest, and Securities Lending Income Receivable	—	151,019		9,279
Reclaim Receivable	—	643		—
Due from Broker	—	1,550,739		—
Total Assets	67,951,377	912,722,539		282,797,305
Liabilities:
Obligation to Return Securities Lending Collateral	2	122,538,504		—
Payable due to Investment Adviser	36,807	306,573		140,996
Payable for Investment Securities Purchased	—	1,940,257		—
Payable for Capital Shares Redeemed	—	1,550,739		—
Unrealized Depreciation on Spot Contracts	—	597		—
Due to Custodian	—	—		63,149
Custodian Fees Payable	—	1		18,942
Due to Broker	—	165,309		2,454,302
Total Liabilities	36,809	126,501,980		2,677,389
Net Assets	$67,914,568	$786,220,559		$280,119,916
Net Assets Consist of:
Paid-in Capital	$71,707,946	$767,973,020		$437,337,708
Total Distributable Earnings (Accumulated Losses)	(3,793,378)	18,247,539		(157,217,792)
Net Assets	$67,914,568	$786,220,559		$280,119,916
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,830,000	8,354,975		4,485,644
Net Asset Value, Offering and Redemption Price Per Share	$17.73	$94.10		$62.45
* Includes Market Value of Securities on Loan	$—	$144,842,131		$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2025

	Global X DAX Germany ETF	Global X MSCI Vietnam ETF
Assets:
Cost of Investments	$263,164,464	$18,862,553
Cost (Proceeds) of Foreign Currency	209,828	15,709
Investments, at Value	$277,899,286	$24,201,179
Cash	—	61,419
Foreign Currency, at Value	211,740	15,709
Reclaim Receivable	594,370	—
Dividend, Interest, and Securities Lending Income Receivable	5,874	6,965
Cash pledged as collateral on Futures Contracts	59,993	—
Due from Broker	—	1,870
Total Assets	278,771,263	24,287,142
Liabilities:
Payable due to Investment Adviser	49,139	10,367
Payable for Variation Margin on Futures Contracts	6,406	—
Payable for Investment Securities Purchased	—	15,613
Due to Custodian	59,993	—
Cash Overdraft	13,409	—
Total Liabilities	128,947	25,980
Net Assets	$278,642,316	$24,261,162
Net Assets Consist of:
Paid-in Capital	$269,833,556	$22,734,519
Total Distributable Earnings	8,808,760	1,526,643
Net Assets	$278,642,316	$24,261,162
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,330,000	1,080,000
Net Asset Value, Offering and Redemption Price Per Share	$44.02	$22.46

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2025

	Global X MSCI Colombia ETF	Global X MSCI China Consumer Discretionary ETF	Global X MSCI Norway ETF
Investment Income:
Dividend Income	$8,921,406	$4,210,920	$3,266,102
Interest Income	15,645	16,338	3,415
Security Lending Income, Net	23,361	82,019	5,017
Less: Foreign Taxes Withheld	(726,463)	(157,404)	(723,006)
Total Investment Income	8,233,949	4,151,873	2,551,528
Expenses:
Supervision and Administration Fees(1)	472,970	1,513,614	258,203
Custodian Fees(2)	4,118	1,991	518
Total Expenses	477,088	1,515,605	258,721
Net Investment Income	7,756,861	2,636,268	2,292,807
Net Realized Gain (Loss) on:
Investments(3)	(1,496,114)	(16,054,793)	(1,813,319)
Futures Contracts	—	164,718	—
Foreign Currency Transactions	(184,812)	(3,745)	8,754
Net Realized Gain (Loss)	(1,680,926)	(15,893,820)	(1,804,565)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	30,924,549	41,220,195	9,199,099
Futures Contracts	—	(6,070)	—
Foreign Currency Translations	100	34	3,974
Net Change in Unrealized Appreciation (Depreciation)	30,924,649	41,214,159	9,203,073
Net Realized and Unrealized Gain (Loss)	29,243,723	25,320,339	7,398,508
Net Increase in Net Assets Resulting from Operations	$37,000,584	$27,956,607	$9,691,315

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2025

	Global X FTSE Southeast Asia ETF	Global X MSCI Argentina ETF	Global X MSCI Greece ETF
Investment Income:
Dividend Income	$3,204,360	$10,039,559	$10,666,490
Interest Income	4,828	86,343	21,916
Security Lending Income, Net	376	1,182,364	133
Less: Foreign Taxes Withheld	(193,474)	(817,633)	(396,239)
Total Investment Income	3,016,090	10,490,633	10,292,300
Expenses:
Supervision and Administration Fees(1)	398,813	5,348,051	1,252,753
Custodian Fees(2)	689	20,831	24,889
Total Expenses	399,502	5,368,882	1,277,642
Net Investment Income	2,616,588	5,121,751	9,014,658
Net Realized Gain (Loss) on:
Investments(3)	(1,155,346)	163,235,280	53,912,952
Foreign Currency Transactions	1,673	(547,879)	45,095
Net Realized Gain (Loss)	(1,153,673)	162,687,401	53,958,047
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	5,054,811	(40,691,145)	44,886,505
Foreign Currency Translations	46	2,278	14
Net Change in Unrealized Appreciation (Depreciation)	5,054,857	(40,688,867)	44,886,519
Net Realized and Unrealized Gain (Loss)	3,901,184	121,998,534	98,844,566
Net Increase in Net Assets Resulting from Operations	$6,517,772	$127,120,285	$107,859,224

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2025

	Global X DAX Germany ETF	Global X MSCI Vietnam ETF
Investment Income:
Dividend Income	$5,841,778	$202,886
Interest Income	10,527	5,536
Reclaim Income	568,904	—
Less: Foreign Taxes Withheld	(1,357,534)	—
Total Investment Income	5,063,675	208,422
Expenses:
Supervision and Administration Fees(1)	408,462	72,465
Custodian Fees(2)	232	1,101
Total Expenses	408,694	73,566
Net Investment Income	4,654,981	134,856
Net Realized Gain (Loss) on:
Investments(3)	25,766,643	(701,931)
Futures Contracts	154,395	—
Foreign Currency Transactions	(1,240)	(21,274)
Net Realized Gain (Loss)	25,919,798	(723,205)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,451,701	6,040,584
Futures Contracts	1,169	—
Foreign Currency Translations	37,215	192
Net Change in Unrealized Appreciation (Depreciation)	6,490,085	6,040,776
Net Realized and Unrealized Gain (Loss)	32,409,883	5,317,571
Net Increase in Net Assets Resulting from Operations	$37,064,864	$5,452,427

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Colombia ETF		Global X MSCI China Consumer Discretionary ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$7,756,861	$2,878,839	$2,636,268	$4,711,483
Net Realized Gain (Loss)	(1,680,926)	(2,618,910)	(15,893,820)	(103,049,083)
Net Change in Unrealized Appreciation (Depreciation)	30,924,649	6,816,061	41,214,159	134,356,877
Net Increase in Net Assets Resulting from Operations	37,000,584	7,075,990	27,956,607	36,019,277
Distributions:	(4,336,039)	(2,642,478)	(5,397,012)	(7,138,578)

Capital Share Transactions:
Issued	64,779,347	11,249,579	20,888,335	12,169,384
Redeemed	(24,414,312)	(9,963,103)	(51,034,398)	(76,158,952)
Increase (Decrease) in Net Assets from Capital Share Transactions	40,365,035	1,286,476	(30,146,063)	(63,989,568)
Total Increase (Decrease) in Net Assets	73,029,580	5,719,988	(7,586,468)	(35,108,869)

Net Assets:
Beginning of Year	35,562,583	29,842,595	242,442,630	277,551,499
End of Year	$108,592,163	$35,562,583	$234,856,162	$242,442,630

Share Transactions:
Issued	2,380,000	480,000	910,000	550,000
Redeemed	(840,000)	(430,000)	(2,470,000)	(4,480,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,540,000	50,000	(1,560,000)	(3,930,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Norway ETF		Global X FTSE Southeast Asia ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$2,292,807	$2,683,681	$2,616,588	$1,664,508
Net Realized Gain (Loss)	(1,804,565)	(3,327,219)	(1,153,673)	(218,532)
Net Change in Unrealized Appreciation (Depreciation)	9,203,073	6,991,036	5,054,857	6,105,268
Net Increase in Net Assets Resulting from Operations	9,691,315	6,347,498	6,517,772	7,551,244
Distributions:	(2,372,419)	(2,631,333)	(2,160,382)	(1,664,882)

Capital Share Transactions:
Issued	5,862,953	2,235,529	9,619,709	20,307,949
Redeemed	(8,513,704)	(11,319,529)	(4,084,044)	(6,454,860)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,650,751)	(9,084,000)	5,535,665	13,853,089
Total Increase (Decrease) in Net Assets	4,668,145	(5,367,835)	9,893,055	19,739,451

Net Assets:
Beginning of Year	48,697,560	54,065,395	58,021,513	38,282,062
End of Year	$53,365,705	$48,697,560	$67,914,568	$58,021,513

Share Transactions:
Issued	210,000	90,000	590,000	1,200,000
Redeemed	(310,000)	(460,000)	(250,000)	(430,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	(370,000)	340,000	770,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Argentina ETF		Global X MSCI Greece ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$5,121,751	$5,382,214	$9,014,658	$7,851,418
Net Realized Gain (Loss)	162,687,401	15,462,684	53,958,047	3,209,596
Net Change in Unrealized Appreciation (Depreciation)	(40,688,867)	97,399,678	44,886,519	21,150,006
Net Increase in Net Assets Resulting from Operations	127,120,285	118,244,576	107,859,224	32,211,020
Distributions:	(11,293,082)	(2,397,304)	(10,813,330)	(4,100,078)

Capital Share Transactions:
Issued	866,916,293	355,550,715	82,476,822	16,323,456
Redeemed	(656,886,840)	(61,871,179)	(91,358,837)	(6,188,438)
Increase (Decrease) in Net Assets from Capital Share Transactions	210,029,453	293,679,536	(8,882,015)	10,135,018
Total Increase in Net Assets	325,856,656	409,526,808	88,163,879	38,245,960

Net Assets:
Beginning of Year	460,363,903	50,837,095	191,956,037	153,710,077
End of Year	$786,220,559	$460,363,903	$280,119,916	$191,956,037

Share Transactions:
Issued	10,310,000	6,040,000	1,490,000	420,000
Redeemed	(8,280,000)	(1,040,000)	(1,820,000)	(150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,030,000	5,000,000	(330,000)	270,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X DAX Germany ETF		Global X MSCI Vietnam ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$4,654,981	$1,628,970	$134,856	$81,750
Net Realized Gain (Loss)	25,919,798	3,384,981	(723,205)	(409,923)
Net Change in Unrealized Appreciation (Depreciation)	6,490,085	10,538,086	6,040,776	1,210,935
Net Increase in Net Assets Resulting from Operations	37,064,864	15,552,037	5,452,427	882,762
Distributions:	(4,320,886)	(1,646,912)	(136,046)	(34,825)

Capital Share Transactions:
Issued	249,886,591	20,910,316	8,084,122	1,937,443
Redeemed	(74,396,237)	(11,716,528)	(1,064,529)	—
Increase in Net Assets from Capital Share Transactions	175,490,354	9,193,788	7,019,593	1,937,443
Total Increase in Net Assets	208,234,332	23,098,913	12,335,974	2,785,380

Net Assets:
Beginning of Year	70,407,984	47,309,071	11,925,188	9,139,808
End of Year	$278,642,316	$70,407,984	$24,261,162	$11,925,188
Share Transactions:
Issued	6,030,000	650,000	400,000	110,000
Redeemed	(1,790,000)	(360,000)	(70,000)	—
Net Increase in Shares Outstanding from Share Transactions	4,240,000	290,000	330,000	110,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Colombia ETF
2025	23.10	2.87	11.14	14.01	(1.85)	—	—
2024	20.03	1.70	2.95	4.65	(1.58)	—	—
2023	19.68	1.41	0.37 ^	1.78	(1.43)	—	—
2022	30.76	2.26	(11.49)	(9.23)	(1.85)	—	—
2021	23.26	0.64	7.73	8.37	(0.87)	—	—
Global X MSCI China Consumer Discretionary ETF
2025	20.67	0.24	2.68	2.92	(0.50)	—	—
2024	17.72	0.35	3.10	3.45	(0.50)	—	—
2023	14.55	0.08	3.14	3.22	(0.05)	—	—
2022	29.94	0.06	(15.39)	(15.33)	(0.06)	—	—
2021	29.45	—	0.51 ^	0.51	(0.02)	—	—
Global X MSCI Norway ETF (1)
2025	25.02	1.21	3.89	5.10	(1.21)	—	—
2024	23.34	1.32	1.67	2.99	(1.31)	—	—
2023	24.43	1.13	(0.90)	0.23	(1.32)	—	—
2022	32.01	1.05	(7.93)	(6.88)	(0.70)	—	—
2021	20.12	0.42	11.94	12.36	(0.46)	—	(0.01)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)

On October 29, 2021, the Global X MSCI Norway ETF (the “Acquired Fund”) was reorganized into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed the Global X MSCI Norway ETF. As a result of the Reorganization as of the close of business on October 29, 2021, the Combined Fund assumed the performance and accounting history of the Acquired Fund. Accordingly, performance figures for the Combined Fund for periods prior to the date of the Reorganization represent the performance of the Acquired Fund. (See Note 1 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(1.85)	35.26	64.05	108,592	0.62	10.00	43.75
(1.58)	23.10	23.21	35,563	0.62	7.04	38.17
(1.43)	20.03	9.09	29,843	0.63	6.93	36.17
(1.85)	19.68	(31.39)	20,857	0.62	8.01	50.35
(0.87)	30.76	35.98	41,831	0.61	2.21	16.08

(0.50)	23.09	14.55	234,856	0.65	1.13	23.57
(0.50)	20.67	20.00	242,443	0.65	2.00	32.76
(0.05)	17.72	22.10	277,551	0.65	0.44	15.93
(0.06)	14.55	(51.28)	214,216	0.65	0.25	22.64
(0.02)	29.94	1.73	649,503	0.65	—	34.56

(1.21)	28.91	21.00	53,366	0.50	4.44	8.98
(1.31)	25.02	12.74	48,698	0.50	5.27	15.89
(1.32)	23.34	0.87	54,065	0.51	4.57	10.01
(0.70)	24.43	(21.72)	99,105	0.50	3.72	15.58
(0.47)	32.01	64.44	103,935	0.50	3.09	9.74

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X FTSE Southeast Asia ETF
2025	16.63	0.70	1.00	1.70	(0.60)	—	—
2024	14.07	0.58	2.60	3.18	(0.62)	—	—
2023	14.02	0.55	(0.06)	0.49	(0.44)	—	—
2022	15.10	0.39	(0.86)	(0.47)	(0.61)	—	—
2021	11.66	0.62	3.09	3.71	(0.27)	—	—
Global X MSCI Argentina ETF
2025	72.79	0.47	21.86	22.33	(1.02)	—	—
2024	38.37	1.33	33.83	35.16	(0.74)	—	—
2023	31.13	0.96	7.02	7.98	(0.74)	—	—
2022	33.00	0.77	(1.99)	(1.22)	(0.65)	—	—
2021	23.64	0.26	9.21	9.47	(0.11)	—	—
Global X MSCI Greece ETF
2025	39.86	2.07	23.08	25.15	(2.56)	—	—
2024	33.81	1.64	5.28	6.92	(0.87)	—	—
2023	24.14	0.79	9.79	10.58	(0.91)	—	—
2022	27.98	0.73	(3.94)	(3.21)	(0.63)	—	—
2021	17.68	0.47	10.36	10.83	(0.53)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.60)	17.73	10.58	67,915	0.65	4.26	9.31
(0.62)	16.63	23.18	58,022	0.65	3.81	10.59
(0.44)	14.07	3.37	38,282	0.65	3.66	11.40
(0.61)	14.02	(3.13)	37,861	0.65	2.67	13.92
(0.27)	15.10	31.94	35,776	0.65	4.27	13.46

(1.02)	94.10	30.87	786,221	0.59	0.56	32.02
(0.74)	72.79	92.36	460,364	0.59	2.26	29.63
(0.74)	38.37	25.68	50,837	0.59	2.35	36.49
(0.65)	31.13	(3.42)	26,930	0.59	2.52	44.70
(0.11)	33.00	40.09	34,810	0.59	0.85	31.35

(2.56)	62.45	65.92	280,120	0.56	3.96	28.96
(0.87)	39.86	20.64	191,956	0.57	4.08	24.24
(0.91)	33.81	44.57	153,710	0.57	2.42	29.17
(0.63)	24.14	(11.63)	107,078	0.57	2.83	24.34
(0.53)	27.98	61.52	151,828	0.56	1.76	38.42

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X DAX Germany ETF
2025	33.69	0.96	10.05	11.01	(0.68)	—	—
2024	26.28	0.82	7.36	8.18	(0.77)	—	—
2023	22.74	0.86	3.44	4.30	(0.76)	—	—
2022	32.86	0.95	(10.13)	(9.18)	(0.94)	—	—
2021	25.21	0.62	7.95	8.57	(0.92)	—	—
Global X MSCI Vietnam ETF
2025	15.90	0.17	6.57	6.74	(0.18)	—	—
2024	14.28	0.11	1.56	1.67	(0.05)	—	—
2023	14.67	0.16	(0.40)	(0.24)	(0.15)	—	—
2022(1)	25.64	0.22	(11.12)	(10.90)	(0.07)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
+	Effective March 1, 2021, the Fund’s management fees were lowered to 0.20%. Prior to March 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.27% for the year ended October 31, 2021.
(1)	The Fund commenced operations on December 7, 2021.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.68)	44.02	32.73	278,642	0.20		2.28		8.14
(0.77)	33.69	31.32	70,408	0.20		2.55		6.71
(0.76)	26.28	18.65	47,309	0.20		3.05		16.81
(0.94)	22.74	(28.29)	39,339	0.21		3.52		10.74
(0.92)	32.86	34.06	44,033	0.20	+	1.90		24.22

(0.18)	22.46	42.87	24,261	0.51		0.93		22.26
(0.05)	15.90	11.71	11,925	0.51		0.70		13.16
(0.15)	14.28	(1.71)	9,140	0.55		0.99		44.49
(0.07)	14.67	(42.60)	2,787	0.50	†	1.12	†	78.28

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

October 31, 2025

1. ORGANIZATION

Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of October 31, 2025, the Trust had one hundred eleven portfolios, one hundred two of which were operational. The financial statements herein and the related notes pertain to the Global X MSCI Colombia ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI Norway ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X DAX Germany ETF, and Global X MSCI Vietnam ETF (each a “Fund”, and collectively, the “Funds”). Each Fund has elected non-diversified status under the 1940 Act.

On August 4, 2021, the Board of Trustees (the “Board”) of the Trust unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free reorganization (the “Reorganization”) of the Global X MSCI Norway ETF (the “Acquired Fund”) with and into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”). The Agreement provided for: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of the shares of beneficial interest of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the “Closing Date”), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided in the Agreement, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Effective as of the close of business on October 29, 2021, the Acquired Fund was reorganized into the Combined Fund, and the Combined Fund was renamed the Global X MSCI Norway ETF. The Acquiring Fund is the legal surviving entity in the Reorganization, while the Acquired Fund is the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Fund. See Note 10 in the Notes to Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of October 31, 2025. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by The Bank of New York Mellon (“BNY”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value, or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting year ended October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FOREIGN CURRENCY CONTRACTS — To the extent consistent with its investment policies, each Fund may invest in forward foreign currency exchange contracts and foreign currency futures contracts. No Fund, however, expects to engage in currency transactions for speculative purposes or for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in a foreign currency. A Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. Foreign currency exchange contracts involve an obligation to purchase or sell a specified currency on a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. Foreign currency futures contracts involve an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Such futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. A Fund may incur costs in connection with forward foreign currency exchange and futures contracts and conversions of foreign currencies and U.S. dollars. The net realized gain or loss on forward foreign currency contracts is reflected in the Statements of Operations and the net unrealized gains (losses) are included as a component of the net change in unrealized appreciation (depreciation) on forward foreign currency contracts in the Statements of Operations. As of October 31, 2025, there were no foreign currency exchange contracts and foreign currency futures contracts held by the Funds.

FUTURES CONTRACTS — To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. A futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of October 31, 2025, if applicable.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BNY, if a Fund for which BNY is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian Fees Payable on the Statements of Assets and Liabilities and Custodian Fees on the Statements of Operations, if applicable.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Funds’ Custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X MSCI Colombia ETF	10,000	$700	$700
Global X MSCI China Consumer Discretionary ETF	10,000	600	600
Global X MSCI Norway ETF	10,000	300	300
Global X FTSE Southeast Asia ETF	10,000	600	600
Global X MSCI Argentina ETF	10,000	250	250
Global X MSCI Greece ETF	10,000	400	400
Global X DAX Germany ETF	10,000	250	250
Global X MSCI Vietnam ETF	10,000	1,000	1,000

SEGMENT REPORTING – The Funds have adopted FASB Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Adviser’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and, provides or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and

Notes to Financial Statements (Continued)

October 31, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund) (the “Supervision and Administrative Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses).

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X MSCI Colombia ETF	0.61%
Global X MSCI China Consumer Discretionary ETF	0.65%
Global X MSCI Norway ETF	0.50%
Global X FTSE Southeast Asia ETF	0.65%
Global X MSCI Argentina ETF	0.59%
Global X MSCI Greece ETF	0.55%
Global X DAX Germany ETF	0.20%
Global X MSCI Vietnam ETF	0.50%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution

Notes to Financial Statements (Continued)

October 31, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

For all Funds, BNY serves as Custodian and transfer agent to the Trust on behalf of the Funds. As Custodian, BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as Transfer Agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the year ended October 31, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X MSCI Colombia ETF	$73,282,376	$33,693,936
Global X MSCI China Consumer Discretionary ETF	54,552,611	58,299,639
Global X MSCI Norway ETF	5,609,530	4,601,005
Global X FTSE Southeast Asia ETF	7,477,124	5,694,728
Global X MSCI Argentina ETF	314,387,123	284,239,602
Global X MSCI Greece ETF	66,873,844	65,190,760
Global X DAX Germany ETF	21,463,818	16,142,859
Global X MSCI Vietnam ETF	10,228,724	3,279,346

During the year ended October 31, 2025, there were no purchases or sales of long-term U.S. Government securities for the Funds.

Notes to Financial Statements (Continued)

October 31, 2025

4. INVESTMENT TRANSACTIONS (continued)

For the year ended October 31, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X MSCI Colombia ETF	$11,043,032	$7,058,600	$2,317,453
Global X MSCI China Consumer Discretionary ETF	3,370,090	32,586,832	6,614,447
Global X MSCI Norway ETF	4,699,309	8,512,568	1,266,900
Global X FTSE Southeast Asia ETF	7,445,861	3,249,620	767,025
Global X MSCI Argentina ETF	771,590,615	597,846,083	156,799,643
Global X MSCI Greece ETF	79,274,146	91,645,154	45,623,175
Global X DAX Germany ETF	244,743,359	74,164,053	27,874,570
Global X MSCI Vietnam ETF	–	–	–

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The following tables show the fair value of the derivative financial instruments and the location in the Statements of Assets and Liabilities categorized by underlying risk exposure as of October 31, 2025.

Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X MSCI China Consumer Discretionary ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$–	*	Equity contracts	Unrealized depreciation on Futures Contracts	$6,070	*
Total Derivatives not accounted for as hedging instruments		$–				$6,070

Global X DAX Germany ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$9,045	*	Equity contracts	Unrealized depreciation on Futures Contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$9,045				$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

Notes to Financial Statements (Continued)

October 31, 2025

5. DERIVATIVE TRANSACTIONS (continued)

The effect of derivative instruments on the Statements of Operations for the year ended October 31, 2025:

Amount of realized gain (loss) on derivatives reported within the income section of Statements of Operations:

Futures Contracts
Global X MSCI China Consumer Discretionary ETF
Equity contracts	$164,718

Global X DAX Germany ETF
Equity contracts	$154,395

Change in unrealized appreciation (depreciation) on derivatives reported within the income section of Statements of Operations:

Futures Contracts
Global X MSCI China Consumer Discretionary ETF

Equity contracts	$(6,070)

Global X DAX Germany ETF

Equity contracts	$1,169

The following table discloses the average monthly balances of the Funds’ futures activity during the year ended October 31, 2025:

	Average Notional Balance Short	Average Notional Balance Long
Global X MSCI China Consumer Discretionary ETF	$–	$276,038
Global X DAX Germany ETF	–	816,191

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (Continued)

October 31, 2025

6. TAX INFORMATION (continued)

The permanent differences are primarily attributable to redemptions in-kind and sales and mark to market of passive foreign investment companies.

The tax character of dividends and distributions declared during the periods ended October 31, 2025 and 2024 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI Colombia ETF
2025	$4,336,039	$–	$–	$4,336,039
2024	2,642,478	–	–	2,642,478
Global X MSCI China Consumer Discretionary ETF
2025	$5,397,012	$–	$–	$5,397,012
2024	7,138,578	–	–	7,138,578
Global X MSCI Norway ETF
2025	$2,372,419	$–	$–	$2,372,419
2024	2,631,333	–	–	2,631,333
Global X FTSE Southeast Asia ETF
2025	$2,160,382	$–	$–	$2,160,382
2024	1,664,882	–	–	1,664,882
Global X MSCI Argentina ETF
2025	$11,293,082	$–	$–	$11,293,082
2024	2,397,304	–	–	2,397,304
Global X MSCI Greece ETF
2025	$10,813,330	$–	$–	$10,813,330
2024	4,100,078	–	–	4,100,078
Global X DAX Germany ETF
2025	$4,320,886	$–	$–	$4,320,886
2024	1,646,912	–	–	1,646,912
Global X MSCI Vietnam ETF
2025	$136,046	$–	$–	$136,046
2024	34,825	–	–	34,825

Notes to Financial Statements (Continued)

October 31, 2025

6. TAX INFORMATION (continued)

As of October 31, 2025, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X MSCI Colombia ETF	Global X MSCI China Consumer Discretionary ETF	Global X MSCI Norway ETF	Global X FTSE Southeast Asia ETF
Undistributed Ordinary Income	$5,239,997	$1,847,307	$534,108	$1,311,225
Capital Loss Carryforwards	(99,380,032)	(296,647,463)	(55,070,551)	(12,444,019)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	21,164,666	(39,550,946)	(5,110,830)	7,339,416
Other Temporary Differences	3	(7)	(7)	–
Total Accumulated Losses	$(72,975,366)	$(334,351,109)	$(59,647,280)	$(3,793,378)

	Global X MSCI Argentina ETF	Global X MSCI Greece ETF	Global X DAX Germany ETF	Global X MSCI Vietnam ETF
Undistributed Ordinary Income	$2,932,150	$4,500,907	$514,060	$91,180
Capital Loss Carryforwards	(20,123,647)	(225,554,356)	(4,170,854)	(2,950,889)
Unrealized Appreciation on Investments and Foreign Currency	35,439,035	63,835,681	12,465,563	4,386,352
Other Temporary Differences	1	(24)	(9)	–
Total Distributable Earnings (Accumulated Losses)	$18,247,539	$(157,217,792)	$8,808,760	$1,526,643

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2025 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MSCI Colombia ETF	$89,973,758	$30,033,474	$(8,868,808)	$21,164,666
Global X MSCI China Consumer Discretionary ETF	278,732,116	30,167,468	(69,718,414)	(39,550,946)
Global X MSCI Norway ETF	58,295,176	5,373,335	(10,484,165)	(5,110,830)
Global X FTSE Southeast Asia ETF	60,469,477	12,911,161	(5,571,745)	7,339,416
Global X MSCI Argentina ETF	873,200,549	76,402,135	(40,963,100)	35,439,035
Global X MSCI Greece ETF	216,220,190	87,169,822	(23,334,141)	63,835,681
Global X DAX Germany ETF	265,469,694	27,469,557	(15,003,994)	12,465,563
Global X MSCI Vietnam ETF	19,814,836	5,785,984	(1,399,632)	4,386,352

Notes to Financial Statements (Continued)

October 31, 2025

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.

In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.

Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index (also known as a secondary index) in approximately the same proportions as the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Notes to Financial Statements (Continued)

October 31, 2025

7. CONCENTRATION OF RISKS (continued)

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value.

Special Risk Considerations of Investing in China – Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the Chinese government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as certain of the Funds, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by declaring them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as a Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest

Notes to Financial Statements (Continued)

October 31, 2025

7. CONCENTRATION OF RISKS (continued)

in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.

These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.

Also, if an affected security is included in a Fund’s underlying index, such Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of the underlying index. The use of (or increased use of) a representative sampling strategy may increase such Fund’s tracking error risk. Actions barring some or all transactions with a specific company will likely have a substantial, negative impact on the value of such company’s securities. These sanctions may also lead to changes in a Fund’s underlying index. A Fund’s index provider may remove securities from the underlying index or implement caps on the securities of certain issuers that have been subject to recent economic sanctions. In such an event, it is expected that a Fund will rebalance its portfolio to bring it in line with its respective underlying index as a result of any such changes, which may result in transaction costs and increased tracking error.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BNY are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations, and is recognized in the Schedules of Investments and Statements

Notes to Financial Statements (Continued)

October 31, 2025

8. LOANS OF PORTFOLIO SECURITIES (continued)

of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in Global X MSCI Colombia ETF, Global X MSCI China Consumer Discretionary ETF, Global X FTSE Southeast Asia ETF and Global X MSCI Argentina ETF are held by BNY and are designated as being held on the Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability- on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending fees.

The following is a summary of securities on loan held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of October 31, 2025.

Notes to Financial Statements (Continued)

October 31, 2025

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount(2)
Global X MSCI Colombia ETF	$2,513,563	$2,513,563	$—	$—
Global X MSCI China Consumer Discretionary ETF	7,630,276	4,407,578	3,222,698	—
Global X MSCI Argentina ETF	144,842,131	122,538,504	15,274,449	7,029,178

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.
(2)	The Fund adjusts collateral with the borrower by the next business day after valuing loaned securities. As a result, collateral may briefly fall below the value of securities on loan.

The value of loaned securities and related collateral outstanding at October 31, 2025 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of October 31, 2025, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X MSCI Colombia ETF
Repurchase Agreements	$2,642,865	$—	$—	$—	$2,642,865
Total	$2,642,865	$—	$—	$—	$2,642,865
Global X MSCI China Consumer Discretionary ETF
Repurchase Agreements	$4,658,586	$—	$—	$—	$4,658,586
U.S. Government Securities	—	—	—	3,222,698	3,222,698
Total	$4,658,586	$—	$—	$3,222,698	$7,881,284
Global X FTSE Southeast Asia ETF
Repurchase Agreement	$2	$—	$—	$—	$2
Total	$2	$—	$—	$—	$2
Global X MSCI Argentina ETF
Repurchase Agreements	$122,538,504	$—	$—	$—	$122,538,504
U.S. Government Securities	—	60,925	395,960	14,817,564	15,274,449
Total	$122,538,504	$60,925	$395,960	$14,817,564	$137,812,953

Notes to Financial Statements (Continued)

October 31, 2025

9. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown, however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. MERGER

Effective October 29, 2021, the Global X FTSE Nordic Region ETF (the “Acquiring Fund”) acquired all of the assets and assumed all of the liabilities of the Global X MSCI Norway ETF (the “Acquired Fund”) pursuant to a Plan of Reorganization approved by the Board of Directors on August 4, 2021. Effective as of the close of business on October 29, 2021, the Acquired Fund was reorganized into the Acquiring Fund, each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed Global X MSCI Norway ETF. The Acquiring Fund is the legal surviving entity in the Reorganization, while the Acquired Fund is the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Fund.

The acquisition was accomplished by a tax-free exchange as follows:

3,980,000 shares of the Acquired Fund, with net assets of $60,723,560 and including $673,023 of net unrealized depreciation for 1,896,973 shares of the Acquiring Fund with net assets of $43,214,538. For every 1 share of the Acquired Fund, shareholders received 0.4766 shares of the Acquiring Fund. Immediately following the acquisition, the Combined Fund held 3,246,971 shares with net assets of $103,938,098.

Assuming that the reorganization had been completed on November 1, 2020, the Acquiring Fund’s pro forma results of operations for the year ended October 31, 2021 would have been as follows:

Net investment income	$2,153,445
Net Realized and unrealized gain (loss) from investments	26,735,503
Net increase (decrease) in net assets from operations	$28,888,948

11. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove

Notes to Financial Statements (Concluded)

October 31, 2025

11. RECENT ACCOUNTING PRONOUNCEMENT (continued)

information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

12. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of Global X MSCI Colombia ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI Norway ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X DAX Germany ETF and Global X MSCI Vietnam ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X MSCI Colombia ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI Norway ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X DAX Germany ETF and Global X MSCI Vietnam ETF (eight of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with

Report of Independent Registered Public Accounting Firm (Concluded)

the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 30, 2025

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Notice to Shareholders (Unaudited)

For shareholders that do not have an October 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2025, the Funds have designated the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X MSCI Colombia ETF
0.00%	0.00%	100.00%	100.00%	0.00%	5.40%
Global X MSCI China Consumer Discretionary ETF
0.00%	0.00%	100.00%	100.00%	1.45%	32.91%
Global X MSCI Norway ETF
0.00%	0.00%	100.00%	100.00%	0.00%	99.02%
Global X FTSE Southeast Asia ETF
0.00%	0.00%	100.00%	100.00%	0.00%	42.19%
Global X MSCI Argentina ETF
0.00%	0.00%	100.00%	100.00%	0.00%	64.84%
Global X MSCI Greece ETF
0.00%	0.00%	100.00%	100.00%	0.00%	100.00%
Global X DAX Germany ETF
0.00%	0.00%	100.00%	100.00%	0.00%	99.51%
Global X MSCI Vietnam ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends (5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X MSCI Colombia ETF
	0.00%	0.00%	0.00%	0.00%	14.09%
Global X MSCI China Consumer Discretionary ETF
	0.00%	0.13%	0.00%	0.00%	0.63%
Global X MSCI Norway ETF
	0.00%	0.00%	0.00%	0.00%	23.36%
Global X FTSE Southeast Asia ETF
	0.00%	0.06%	0.00%	0.00%	8.22%
Global X MSCI Argentina ETF
	0.00%	0.03%	0.00%	0.00%	6.47%
Global X MSCI Greece ETF
	0.00%	0.06%	0.00%	0.00%	3.53%
Global X DAX Germany ETF
	0.00%	0.00%	0.00%	0.00%	15.42%
Global X MSCI Vietnam ETF
	0.00%	0.27%	0.00%	0.00%	0.00%

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government Obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

Notice to Shareholders (Unaudited)

(4) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2025, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X MSCI Colombia ETF	$8,466,317	$711,291
Global X MSCI China Consumer Discretionary ETF	2,723,468	34,292
Global X MSCI Norway ETF	3,008,735	723,006
Global X FTSE Southeast Asia ETF	2,832,518	193,424
Global X MCSI Argentina ETF	5,521,675	780,887
Global X MSCI Greece ETF	9,396,840	396,237
Global X DAX Germany ETF	5,433,151	788,046

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

605 Third Avenue, 43rd floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-002-1600

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: January 9, 2026

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: January 9, 2026